LOANS AND ADVANCES TO CUSTOMERS, NET - Significant changes in the loans and the allowance for loans losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commercial | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	$ 114,911,843	$ 98,659,287
Remeasurement arising from transfer of stage	(907,737)	(670,058)
Remeasurement from remaining in the stage	(8,442,662)	(5,981,202)
New financial assets purchased/originated	74,338,286	66,168,716
Financial assets that have been derecognized	(43,014,916)	(47,717,683)
Charges-off	(1,742,895)	(674,248)
Foreign Exchange and other movements	8,395,934	5,127,031
Ending balance	143,537,853	114,911,843
Commercial | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(7,813,023)	(7,673,720)
Transfers of financial instruments:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 2 to stage 3
Transfers from stage 3 to stage 1
Transfers from stage 3 to stage 2
Remeasurement arising from transfer of stage	(593,028)	(420,045)
Remeasurement from remaining in the stage	(387,697)	(34,669)
Remeasurement due to changes in economics factors	111,528	(144,897)
Remeasurement due to changes in model inputs
Remeasurement due to methodological changes	244,604	115,499
New financial assets purchased/originated	(1,726,662)	(1,631,017)
Financial assets that have been derecognized	1,562,690	1,602,789
Charges-off	1,742,895	674,248
Foreign Exchange and other movements	(411,612)	(301,211)
Ending balance	(7,270,305)	(7,813,023)
Commercial | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	97,000,580	80,863,445
Transfers of financial instruments:	(1,000,903)	(1,251,539)
Transfers from stage 1 to stage 2	(1,826,599)	(1,892,044)
Transfers from stage 1 to stage 3	(495,556)	(487,386)
Transfers from stage 2 to stage 1	1,318,572	1,076,007
Transfers from stage 3 to stage 1	2,680	51,884
Remeasurement arising from transfer of stage	(418,622)	(250,567)
Remeasurement from remaining in the stage	(8,259,356)	(5,706,414)
New financial assets purchased/originated	71,027,870	62,765,437
Financial assets that have been derecognized	(38,422,512)	(43,381,187)
Charges-off	(19,378)	(9,647)
Foreign Exchange and other movements	6,623,183	3,971,052
Ending balance	126,530,862	97,000,580
Commercial | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(745,898)	(1,212,753)
Transfers of financial instruments:	(55,842)	(45,325)
Transfers from stage 1 to stage 2	40,086	53,521
Transfers from stage 1 to stage 3	24,385	32,490
Transfers from stage 2 to stage 1	(115,364)	(106,935)
Transfers from stage 3 to stage 1	(4,949)	(24,401)
Remeasurement arising from transfer of stage	102,555	105,392
Remeasurement from remaining in the stage	121,886	463,588
Remeasurement due to changes in economics factors	(37,926)	(7,878)
Remeasurement due to methodological changes	98,728	5,955
New financial assets purchased/originated	(323,336)	(429,280)
Financial assets that have been derecognized	190,804	425,740
Charges-off	1,330	617
Foreign Exchange and other movements	(17,560)	(51,954)
Ending balance	(665,259)	(745,898)
Commercial | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	8,335,781	8,203,659
Transfers of financial instruments:	164,928	791,803
Transfers from stage 1 to stage 2	1,826,599	1,892,044
Transfers from stage 2 to stage 1	(1,318,572)	(1,076,007)
Transfers from stage 2 to stage 3	(791,245)	(858,035)
Transfers from stage 3 to stage 2	448,146	833,801
Remeasurement arising from transfer of stage	(288,452)	(220,848)
Remeasurement from remaining in the stage	(250,538)	(257,121)
New financial assets purchased/originated	1,638,849	1,944,115
Financial assets that have been derecognized	(2,625,441)	(2,792,192)
Charges-off	(48,003)	(18,777)
Foreign Exchange and other movements	1,135,311	685,142
Ending balance	8,062,435	8,335,781
Commercial | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(917,747)	(761,415)
Transfers of financial instruments:	(58,355)	(33,245)
Transfers from stage 1 to stage 2	(40,086)	(53,521)
Transfers from stage 2 to stage 1	115,364	106,935
Transfers from stage 2 to stage 3	85,224	100,584
Transfers from stage 3 to stage 2	(218,857)	(187,243)
Remeasurement arising from transfer of stage	(3,163)	(67,128)
Remeasurement from remaining in the stage	53,997	54,320
Remeasurement due to changes in economics factors	157,149	(141,352)
Remeasurement due to methodological changes	92,122	111,748
New financial assets purchased/originated	(256,104)	(258,663)
Financial assets that have been derecognized	208,049	211,516
Charges-off	26,417	8,772
Foreign Exchange and other movements	(54,093)	(42,300)
Ending balance	(751,728)	(917,747)
Commercial | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	9,575,482	9,592,183
Transfers of financial instruments:	835,975	459,736
Transfers from stage 1 to stage 3	495,556	487,386
Transfers from stage 2 to stage 3	791,245	858,035
Transfers from stage 3 to stage 1	(2,680)	(51,884)
Transfers from stage 3 to stage 2	(448,146)	(833,801)
Remeasurement arising from transfer of stage	(200,663)	(198,643)
Remeasurement from remaining in the stage	67,232	(17,667)
New financial assets purchased/originated	1,671,567	1,459,164
Financial assets that have been derecognized	(1,966,963)	(1,544,304)
Charges-off	(1,675,514)	(645,824)
Foreign Exchange and other movements	637,440	470,837
Ending balance	8,944,556	9,575,482
Commercial | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(6,149,378)	(5,699,552)
Transfers of financial instruments:	114,197	78,570
Transfers from stage 1 to stage 3	(24,385)	(32,490)
Transfers from stage 2 to stage 3	(85,224)	(100,584)
Transfers from stage 3 to stage 1	4,949	24,401
Transfers from stage 3 to stage 2	218,857	187,243
Remeasurement arising from transfer of stage	(692,420)	(458,309)
Remeasurement from remaining in the stage	(563,580)	(552,577)
Remeasurement due to changes in economics factors	(7,695)	4,333
Remeasurement due to methodological changes	53,754	(2,204)
New financial assets purchased/originated	(1,147,222)	(943,074)
Financial assets that have been derecognized	1,163,837	965,533
Charges-off	1,715,148	664,859
Foreign Exchange and other movements	(339,959)	(206,957)
Ending balance	(5,853,318)	(6,149,378)
Consumer | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	48,363,040	41,055,939
Remeasurement arising from transfer of stage	114,014	207,839
Remeasurement from remaining in the stage	(3,521,959)	(2,719,587)
New financial assets purchased/originated	26,472,729	22,203,838
Financial assets that have been derecognized	(10,946,901)	(10,571,202)
Charges-off	(3,788,517)	(3,618,009)
Foreign Exchange and other movements	2,896,315	1,804,222
Ending balance	59,588,721	48,363,040
Consumer | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(5,305,267)	(5,753,430)
Remeasurement arising from transfer of stage	(2,296,809)	(2,496,570)
Remeasurement from remaining in the stage	(202,402)	(39,104)
Remeasurement due to changes in economics factors	279,152	(270,280)
Remeasurement due to methodological changes	(54,075)	367,743
New financial assets purchased/originated	(2,462,601)	(1,438,699)
Financial assets that have been derecognized	624,366	970,976
Charges-off	3,788,517	3,618,009
Foreign Exchange and other movements	(418,016)	(263,912)
Ending balance	(6,047,135)	(5,305,267)
Consumer | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	41,773,555	33,766,023
Transfers of financial instruments:	(2,023,245)	(968,284)
Transfers from stage 1 to stage 2	(2,205,274)	(1,581,266)
Transfers from stage 1 to stage 3	(981,411)	(892,097)
Transfers from stage 2 to stage 1	1,086,524	1,405,690
Transfers from stage 3 to stage 1	76,916	99,389
Remeasurement arising from transfer of stage	(206,572)	(221,972)
Remeasurement from remaining in the stage	(3,215,778)	(2,934,505)
New financial assets purchased/originated	23,609,797	20,615,952
Financial assets that have been derecognized	(10,128,838)	(9,262,503)
Charges-off	(698,744)	(618,911)
Foreign Exchange and other movements	2,400,768	1,397,755
Ending balance	51,510,943	41,773,555
Consumer | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,402,277)	(1,750,083)
Transfers of financial instruments:	(175,533)	(122,078)
Transfers from stage 1 to stage 2	126,781	167,288
Transfers from stage 1 to stage 3	64,937	107,874
Transfers from stage 2 to stage 1	(298,371)	(313,273)
Transfers from stage 3 to stage 1	(68,880)	(83,967)
Remeasurement arising from transfer of stage	336,478	318,636
Remeasurement from remaining in the stage	(89,383)	336,232
Remeasurement due to changes in economics factors	39,672	(109,364)
Remeasurement due to methodological changes	23,381	41,498
New financial assets purchased/originated	(987,792)	(640,857)
Financial assets that have been derecognized	286,762	401,903
Charges-off	233,953	186,964
Foreign Exchange and other movements	(89,102)	(65,128)
Ending balance	(1,823,841)	(1,402,277)
Consumer | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	3,927,387	4,599,535
Transfers of financial instruments:	937,915	(41,117)
Transfers from stage 1 to stage 2	2,205,274	1,581,266
Transfers from stage 2 to stage 1	(1,086,524)	(1,405,690)
Transfers from stage 2 to stage 3	(379,978)	(406,905)
Transfers from stage 3 to stage 2	199,143	190,212
Remeasurement arising from transfer of stage	(191,232)	(101,206)
Remeasurement from remaining in the stage	(38,099)	(133,850)
New financial assets purchased/originated	1,919,811	1,086,672
Financial assets that have been derecognized	(668,543)	(970,555)
Charges-off	(916,801)	(845,688)
Foreign Exchange and other movements	318,483	333,596
Ending balance	5,288,921	3,927,387
Consumer | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,800,518)	(1,651,656)
Transfers of financial instruments:	147,486	159,002
Transfers from stage 1 to stage 2	(126,781)	(167,288)
Transfers from stage 2 to stage 1	298,371	313,273
Transfers from stage 2 to stage 3	129,687	163,117
Transfers from stage 3 to stage 2	(153,791)	(150,100)
Remeasurement arising from transfer of stage	(135,684)	(396,682)
Remeasurement from remaining in the stage	(206,202)	(274,514)
Remeasurement due to changes in economics factors	241,992	(162,311)
Remeasurement due to methodological changes	(78,241)	303,387
New financial assets purchased/originated	(715,751)	(393,999)
Financial assets that have been derecognized	215,579	282,944
Charges-off	615,728	439,923
Foreign Exchange and other movements	(153,271)	(106,612)
Ending balance	(1,868,882)	(1,800,518)
Consumer | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	2,662,098	2,690,381
Transfers of financial instruments:	1,085,330	1,009,401
Transfers from stage 1 to stage 3	981,411	892,097
Transfers from stage 2 to stage 3	379,978	406,905
Transfers from stage 3 to stage 1	(76,916)	(99,389)
Transfers from stage 3 to stage 2	(199,143)	(190,212)
Remeasurement arising from transfer of stage	511,818	531,017
Remeasurement from remaining in the stage	(268,082)	348,768
New financial assets purchased/originated	943,121	501,214
Financial assets that have been derecognized	(149,520)	(338,144)
Charges-off	(2,172,972)	(2,153,410)
Foreign Exchange and other movements	177,064	72,871
Ending balance	2,788,857	2,662,098
Consumer | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(2,102,472)	(2,351,691)
Transfers of financial instruments:	28,047	(36,924)
Transfers from stage 1 to stage 3	(64,937)	(107,874)
Transfers from stage 2 to stage 3	(129,687)	(163,117)
Transfers from stage 3 to stage 1	68,880	83,967
Transfers from stage 3 to stage 2	153,791	150,100
Remeasurement arising from transfer of stage	(2,497,603)	(2,418,524)
Remeasurement from remaining in the stage	93,183	(100,822)
Remeasurement due to changes in economics factors	(2,512)	1,395
Remeasurement due to methodological changes	785	22,858
New financial assets purchased/originated	(759,058)	(403,843)
Financial assets that have been derecognized	122,025	286,129
Charges-off	2,938,836	2,991,122
Foreign Exchange and other movements	(175,643)	(92,172)
Ending balance	(2,354,412)	(2,102,472)
Financial Leasing | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	25,119,628	24,503,317
Remeasurement arising from transfer of stage	(51,105)	(123,511)
Remeasurement from remaining in the stage	(1,494,022)	(1,784,262)
New financial assets purchased/originated	5,980,103	4,986,945
Financial assets that have been derecognized	(2,347,970)	(2,567,720)
Charges-off	(176,407)	(554,701)
Foreign Exchange and other movements	1,067,489	659,560
Ending balance	28,097,716	25,119,628
Financial Leasing | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,521,067)	(1,996,033)
Transfers of financial instruments:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 2 to stage 3
Transfers from stage 3 to stage 1
Transfers from stage 3 to stage 2
Remeasurement arising from transfer of stage	(100,293)	(239,454)
Remeasurement from remaining in the stage	62,422	(139,951)
Remeasurement due to changes in economics factors	(22,046)	(12,519)
Remeasurement due to changes in model inputs
Remeasurement due to methodological changes	(9,746)	183,024
New financial assets purchased/originated	(92,358)	(61,077)
Financial assets that have been derecognized	502,794	202,605
Charges-off	176,407	554,701
Foreign Exchange and other movements	(9,187)	(12,363)
Ending balance	(1,013,074)	(1,521,067)
Financial Leasing | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	19,927,472	18,981,176
Transfers of financial instruments:	59,490	(382,684)
Transfers from stage 1 to stage 2	(626,697)	(1,032,874)
Transfers from stage 1 to stage 3	(102,499)	(105,352)
Transfers from stage 2 to stage 1	779,795	720,654
Transfers from stage 3 to stage 1	8,891	34,888
Remeasurement arising from transfer of stage	(74,495)	(114,836)
Remeasurement from remaining in the stage	(1,380,295)	(1,697,491)
New financial assets purchased/originated	5,358,579	4,531,913
Financial assets that have been derecognized	(1,362,963)	(2,031,001)
Charges-off	(264)	(398)
Foreign Exchange and other movements	1,039,020	640,793
Ending balance	23,566,544	19,927,472
Financial Leasing | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(142,954)	(204,071)
Transfers of financial instruments:	(79,666)	(35,495)
Transfers from stage 1 to stage 2	16,913	16,261
Transfers from stage 1 to stage 3	3,810	3,909
Transfers from stage 2 to stage 1	(98,964)	(48,455)
Transfers from stage 3 to stage 1	(1,425)	(7,210)
Remeasurement arising from transfer of stage	86,331	46,099
Remeasurement from remaining in the stage	10,504	58,449
Remeasurement due to changes in economics factors	(14,991)	(10,269)
Remeasurement due to methodological changes	19,160	(6,666)
New financial assets purchased/originated	(38,976)	(29,822)
Financial assets that have been derecognized	10,976	41,897
Charges-off	4	29
Foreign Exchange and other movements	(1,716)	(3,105)
Ending balance	(151,328)	(142,954)
Financial Leasing | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	3,198,182	2,772,129
Transfers of financial instruments:	(118,703)	361,729
Transfers from stage 1 to stage 2	626,697	1,032,874
Transfers from stage 2 to stage 1	(779,795)	(720,654)
Transfers from stage 2 to stage 3	(143,173)	(160,592)
Transfers from stage 3 to stage 2	177,568	210,101
Remeasurement arising from transfer of stage	(23,270)	(78,108)
Remeasurement from remaining in the stage	(74,988)	(61,487)
New financial assets purchased/originated	587,957	429,419
Financial assets that have been derecognized	(399,179)	(235,306)
Charges-off	(19,361)	(304)
Foreign Exchange and other movements	21,647	10,110
Ending balance	3,172,285	3,198,182
Financial Leasing | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(314,149)	(310,450)
Transfers of financial instruments:	57,312	1,126
Transfers from stage 1 to stage 2	(16,913)	(16,261)
Transfers from stage 2 to stage 1	98,964	48,455
Transfers from stage 2 to stage 3	19,624	24,862
Transfers from stage 3 to stage 2	(44,363)	(55,930)
Remeasurement arising from transfer of stage	(22,332)	(120,366)
Remeasurement from remaining in the stage	49,130	(121,067)
Remeasurement due to changes in economics factors	1,612	(3,393)
Remeasurement due to methodological changes	(19,451)	237,506
New financial assets purchased/originated	(35,776)	(22,306)
Financial assets that have been derecognized	28,647	22,802
Charges-off	19,127	5,679
Foreign Exchange and other movements	(3,040)	(3,680)
Ending balance	(238,920)	(314,149)
Financial Leasing | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,993,974	2,750,012
Transfers of financial instruments:	59,213	20,955
Transfers from stage 1 to stage 3	102,499	105,352
Transfers from stage 2 to stage 3	143,173	160,592
Transfers from stage 3 to stage 1	(8,891)	(34,888)
Transfers from stage 3 to stage 2	(177,568)	(210,101)
Remeasurement arising from transfer of stage	46,660	69,433
Remeasurement from remaining in the stage	(38,739)	(25,284)
New financial assets purchased/originated	33,567	25,613
Financial assets that have been derecognized	(585,828)	(301,413)
Charges-off	(156,782)	(553,999)
Foreign Exchange and other movements	6,822	8,657
Ending balance	1,358,887	1,993,974
Financial Leasing | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,063,964)	(1,481,512)
Transfers of financial instruments:	22,354	34,369
Transfers from stage 1 to stage 3	(3,810)	(3,909)
Transfers from stage 2 to stage 3	(19,624)	(24,862)
Transfers from stage 3 to stage 1	1,425	7,210
Transfers from stage 3 to stage 2	44,363	55,930
Remeasurement arising from transfer of stage	(164,292)	(165,187)
Remeasurement from remaining in the stage	2,788	(77,333)
Remeasurement due to changes in economics factors	(8,667)	1,143
Remeasurement due to methodological changes	(9,455)	(47,816)
New financial assets purchased/originated	(17,606)	(8,949)
Financial assets that have been derecognized	463,171	137,906
Charges-off	157,276	548,993
Foreign Exchange and other movements	(4,431)	(5,578)
Ending balance	(622,826)	(1,063,964)
Mortgage | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	30,646,787	25,959,112
Remeasurement arising from transfer of stage	45,159	56,698
Remeasurement from remaining in the stage	(1,307,576)	(1,244,055)
New financial assets purchased/originated	7,505,481	6,394,156
Financial assets that have been derecognized	(2,092,714)	(2,246,681)
Charges-off	(345,991)	(110,408)
Foreign Exchange and other movements	2,920,227	1,837,965
Ending balance	37,371,373	30,646,787
Mortgage | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,061,058)	(992,515)
Transfers of financial instruments:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 2 to stage 3
Transfers from stage 3 to stage 1
Transfers from stage 3 to stage 2
Remeasurement arising from transfer of stage	(280,783)	(178,994)
Remeasurement from remaining in the stage	(15,681)	(245,796)
Remeasurement due to changes in economics factors	33,711	(39,635)
Remeasurement due to changes in model inputs
Remeasurement due to methodological changes	(36,089)	278,515
New financial assets purchased/originated	(71,607)	(69,009)
Financial assets that have been derecognized	119,554	109,557
Charges-off	345,991	110,408
Foreign Exchange and other movements	(58,129)	(33,589)
Ending balance	(1,024,091)	(1,061,058)
Mortgage | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	25,447,635	21,676,563
Transfers of financial instruments:	2,074,437	(687,642)
Transfers from stage 1 to stage 2	(745,136)	(2,286,673)
Transfers from stage 1 to stage 3	(207,362)	(125,284)
Transfers from stage 2 to stage 1	3,021,745	1,647,426
Transfers from stage 3 to stage 1	5,190	76,889
Remeasurement arising from transfer of stage	(34,494)	(54,790)
Remeasurement from remaining in the stage	(1,265,193)	(1,286,955)
New financial assets purchased/originated	7,407,685	6,293,219
Financial assets that have been derecognized	(1,772,230)	(1,909,582)
Charges-off	(3,449)	(5,665)
Foreign Exchange and other movements	2,213,343	1,422,487
Ending balance	34,067,734	25,447,635
Mortgage | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(140,843)	(121,503)
Transfers of financial instruments:	(61,050)	(79,010)
Transfers from stage 1 to stage 2	15,839	19,724
Transfers from stage 1 to stage 3	4,437	3,774
Transfers from stage 2 to stage 1	(80,567)	(76,522)
Transfers from stage 3 to stage 1	(759)	(25,986)
Remeasurement arising from transfer of stage	69,980	80,969
Remeasurement from remaining in the stage	(611)	(8,687)
Remeasurement due to changes in economics factors	(21,123)	(5,176)
Remeasurement due to methodological changes	(11,559)	12,457
New financial assets purchased/originated	(46,935)	(31,292)
Financial assets that have been derecognized	11,975	11,017
Charges-off	283	4,038
Foreign Exchange and other movements	(6,917)	(3,656)
Ending balance	(206,800)	(140,843)
Mortgage | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	3,654,710	3,093,690
Transfers of financial instruments:	(2,522,248)	621,566
Transfers from stage 1 to stage 2	745,136	2,286,673
Transfers from stage 2 to stage 1	(3,021,745)	(1,647,426)
Transfers from stage 2 to stage 3	(445,019)	(142,948)
Transfers from stage 3 to stage 2	199,380	125,267
Remeasurement arising from transfer of stage	(26,095)	45,212
Remeasurement from remaining in the stage	406,332	(332,481)
New financial assets purchased/originated	74,121	58,403
Financial assets that have been derecognized	(146,498)	(182,935)
Charges-off	(1,206)	(5,076)
Foreign Exchange and other movements	558,154	356,331
Ending balance	1,997,270	3,654,710
Mortgage | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(260,867)	(231,137)
Transfers of financial instruments:	30,734	40,788
Transfers from stage 1 to stage 2	(15,839)	(19,724)
Transfers from stage 2 to stage 1	80,567	76,522
Transfers from stage 2 to stage 3	31,802	25,392
Transfers from stage 3 to stage 2	(65,796)	(41,402)
Remeasurement arising from transfer of stage	(40,822)	(98,943)
Remeasurement from remaining in the stage	(924)	(43,005)
Remeasurement due to changes in economics factors	54,802	(35,961)
Remeasurement due to methodological changes	(22,449)	107,285
New financial assets purchased/originated	(15,026)	(8,186)
Financial assets that have been derecognized	11,697	18,593
Charges-off	1,174	1,937
Foreign Exchange and other movements	(14,594)	(12,238)
Ending balance	(256,275)	(260,867)
Mortgage | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,544,442	1,188,859
Transfers of financial instruments:	447,811	66,076
Transfers from stage 1 to stage 3	207,362	125,284
Transfers from stage 2 to stage 3	445,019	142,948
Transfers from stage 3 to stage 1	(5,190)	(76,889)
Transfers from stage 3 to stage 2	(199,380)	(125,267)
Remeasurement arising from transfer of stage	105,748	66,276
Remeasurement from remaining in the stage	(448,715)	375,381
New financial assets purchased/originated	23,675	42,534
Financial assets that have been derecognized	(173,986)	(154,164)
Charges-off	(341,336)	(99,667)
Foreign Exchange and other movements	148,730	59,147
Ending balance	1,306,369	1,544,442
Mortgage | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(659,348)	(639,875)
Transfers of financial instruments:	30,316	38,222
Transfers from stage 1 to stage 3	(4,437)	(3,774)
Transfers from stage 2 to stage 3	(31,802)	(25,392)
Transfers from stage 3 to stage 1	759	25,986
Transfers from stage 3 to stage 2	65,796	41,402
Remeasurement arising from transfer of stage	(309,941)	(161,020)
Remeasurement from remaining in the stage	(14,146)	(194,104)
Remeasurement due to changes in economics factors	32	1,502
Remeasurement due to methodological changes	(2,081)	158,773
New financial assets purchased/originated	(9,646)	(29,531)
Financial assets that have been derecognized	95,882	79,947
Charges-off	344,534	104,433
Foreign Exchange and other movements	(36,618)	(17,695)
Ending balance	(561,016)	(659,348)
Small Business | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,282,185	1,232,075
Remeasurement arising from transfer of stage	(22,436)	(32,757)
Remeasurement from remaining in the stage	(146,678)	(160,612)
New financial assets purchased/originated	530,041	519,295
Financial assets that have been derecognized	(332,547)	(276,180)
Charges-off	(111,092)	(79,065)
Foreign Exchange and other movements	128,603	79,429
Ending balance	1,328,076	1,282,185
Small Business | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(164,067)	(200,345)
Transfers of financial instruments:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 2 to stage 3
Transfers from stage 3 to stage 1
Transfers from stage 3 to stage 2
Remeasurement arising from transfer of stage	(51,766)	(43,771)
Remeasurement from remaining in the stage	3,245	7,967
Remeasurement due to changes in economics factors	3,246	(394)
Remeasurement due to changes in model inputs
Remeasurement due to methodological changes	(2,103)	7,489
New financial assets purchased/originated	(44,699)	(32,702)
Financial assets that have been derecognized	29,407	25,888
Charges-off	111,092	79,065
Foreign Exchange and other movements	(9,390)	(7,264)
Ending balance	(125,035)	(164,067)
Small Business | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	950,991	965,822
Transfers of financial instruments:	(70,809)	(71,045)
Transfers from stage 1 to stage 2	(68,581)	(54,843)
Transfers from stage 1 to stage 3	(44,815)	(50,148)
Transfers from stage 2 to stage 1	38,613	31,728
Transfers from stage 3 to stage 1	3,974	2,218
Remeasurement arising from transfer of stage	(4,527)	(7,398)
Remeasurement from remaining in the stage	(42,292)	(230,823)
New financial assets purchased/originated	463,403	470,193
Financial assets that have been derecognized	(279,820)	(235,533)
Charges-off	(12,781)	(7,422)
Foreign Exchange and other movements	89,808	67,197
Ending balance	1,093,973	950,991
Small Business | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(22,845)	(44,663)
Transfers of financial instruments:	(1,260)	(716)
Transfers from stage 1 to stage 2	2,098	3,552
Transfers from stage 1 to stage 3	1,960	4,473
Transfers from stage 2 to stage 1	(4,608)	(7,736)
Transfers from stage 3 to stage 1	(710)	(1,005)
Remeasurement arising from transfer of stage	4,802	7,279
Remeasurement from remaining in the stage	(505)	14,626
Remeasurement due to changes in economics factors	(435)	2,188
Remeasurement due to methodological changes	49	1,250
New financial assets purchased/originated	(14,534)	(10,894)
Financial assets that have been derecognized	4,489	7,853
Charges-off	2,895	1,531
Foreign Exchange and other movements	(1,220)	(1,299)
Ending balance	(28,564)	(22,845)
Small Business | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	183,693	109,655
Transfers of financial instruments:	17,756	12,970
Transfers from stage 1 to stage 2	68,581	54,843
Transfers from stage 2 to stage 1	(38,613)	(31,728)
Transfers from stage 2 to stage 3	(18,528)	(21,366)
Transfers from stage 3 to stage 2	6,316	11,221
Remeasurement arising from transfer of stage	(8,173)	(7,679)
Remeasurement from remaining in the stage	(89,440)	66,725
New financial assets purchased/originated	42,588	30,148
Financial assets that have been derecognized	(21,195)	(19,136)
Charges-off	(16,004)	(13,819)
Foreign Exchange and other movements	26,303	4,829
Ending balance	135,528	183,693
Small Business | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(30,255)	(33,329)
Transfers of financial instruments:	3,557	5,253
Transfers from stage 1 to stage 2	(2,098)	(3,552)
Transfers from stage 1 to stage 3		1
Transfers from stage 2 to stage 1	4,608	7,736
Transfers from stage 2 to stage 3	3,684	6,644
Transfers from stage 3 to stage 2	(2,637)	(5,576)
Remeasurement arising from transfer of stage	(4,465)	(3,067)
Remeasurement from remaining in the stage	1,278	(2,983)
Remeasurement due to changes in economics factors	3,752	(2,616)
Remeasurement due to methodological changes	(448)	5,078
New financial assets purchased/originated	(10,982)	(7,569)
Financial assets that have been derecognized	3,584	4,513
Charges-off	6,857	5,560
Foreign Exchange and other movements	(1,902)	(1,095)
Ending balance	(29,024)	(30,255)
Small Business | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	147,501	156,598
Transfers of financial instruments:	53,053	58,075
Transfers from stage 1 to stage 3	44,815	50,148
Transfers from stage 2 to stage 3	18,528	21,366
Transfers from stage 3 to stage 1	(3,974)	(2,218)
Transfers from stage 3 to stage 2	(6,316)	(11,221)
Remeasurement arising from transfer of stage	(9,736)	(17,680)
Remeasurement from remaining in the stage	(14,946)	3,486
New financial assets purchased/originated	24,050	18,954
Financial assets that have been derecognized	(31,532)	(21,511)
Charges-off	(82,307)	(57,824)
Foreign Exchange and other movements	12,492	7,403
Ending balance	98,575	147,501
Small Business | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(110,967)	(122,353)
Transfers of financial instruments:	(2,297)	(4,537)
Transfers from stage 1 to stage 3	(1,960)	(4,474)
Transfers from stage 2 to stage 3	(3,684)	(6,644)
Transfers from stage 3 to stage 1	710	1,005
Transfers from stage 3 to stage 2	2,637	5,576
Remeasurement arising from transfer of stage	(52,103)	(47,983)
Remeasurement from remaining in the stage	2,472	(3,676)
Remeasurement due to changes in economics factors	(71)	34
Remeasurement due to methodological changes	(1,704)	1,161
New financial assets purchased/originated	(19,183)	(14,239)
Financial assets that have been derecognized	21,334	13,522
Charges-off	101,340	71,974
Foreign Exchange and other movements	(6,268)	(4,870)
Ending balance	$ (67,447)	$ (110,967)